8. MINERAL PROPERTY INTERESTS (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 55,022,183	$ 52,678,763
USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	54,051,097	51,705,672
USAMember | AnnMasonMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	52,884,485	50,973,368
USAMember | EmpiricalMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	967,269	532,550
USAMember | OtherCountryMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	199,343	199,754
AustraliaMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	971,086	973,091
AustraliaMember | BlueRoseJVMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	557,775	558,927
AustraliaMember | MystiqueMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 413,311	$ 414,164